CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ 63,998	$ 24,992	$ 8,190
Cash
Statement [Line Items]
Cash and cash equivalents	2,002	12,004
Cash in MLJV and MWJV
Statement [Line Items]
Cash and cash equivalents	1,275	540
Cash Equivalents
Statement [Line Items]
Cash and cash equivalents	$ 60,721	$ 12,448